Segment Information - Disclosure of detailed information of revenue by geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	$ 546,387	$ 609,093
Total other revenues	635,723	643,845
Total revenues	1,182,110	1,252,938
Income relating to variable lease payments not included in measurement of net investment in finance lease	100	1,800
Norway
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	247,454	309,066
Total other revenues	391,349	359,784
Brazil
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	74,062	87,128
Total other revenues	115,866	151,123
Netherlands
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	40,427	74,726
Total other revenues	0	0
Canada
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	48,097	43,123
Total other revenues	62,269	54,053
United Kingdom
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	123,716	64,926
Total other revenues	14,237	43,492
Australia
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	5,157	14,137
Total other revenues	483	3,276
Other
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	7,474	15,987
Total other revenues	51,519	32,117
Operating segments | FPSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	290,328	263,868
Total other revenues	192,474	213,728
Total revenues	482,802	477,596
Operating segments | Shuttle Tanker Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	184,085	209,304
Total other revenues	359,101	340,283
Total revenues	543,186	549,587
Operating segments | FSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	29,719	50,283
Total other revenues	84,148	89,834
Total revenues	113,867	140,117
Operating segments | UMS Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	1,828	2,940
Total other revenues	0	0
Total revenues	1,828	2,940
Operating segments | Towage Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	45,991	74,726
Total other revenues	0	0
Total revenues	45,991	74,726
Operating segments | Conventional Tanker Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers		7,972
Total other revenues		0
Total revenues		7,972
Operating segments | Norway | FPSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	119,537	153,483
Total other revenues	146,938	136,186
Operating segments | Norway | Shuttle Tanker Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	109,001	124,512
Total other revenues	179,773	156,065
Operating segments | Norway | FSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	17,088	28,131
Total other revenues	64,638	67,533
Operating segments | Norway | UMS Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	1,828	2,940
Total other revenues	0	0
Operating segments | Norway | Towage Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0
Total other revenues	0	0
Operating segments | Norway | Conventional Tanker Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers		0
Total other revenues		0
Operating segments | Brazil | FPSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	48,484	56,221
Total other revenues	39,750	64,903
Operating segments | Brazil | Shuttle Tanker Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	25,578	30,907
Total other revenues	76,116	86,220
Operating segments | Brazil | FSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0
Total other revenues	0	0
Operating segments | Brazil | UMS Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0
Total other revenues	0	0
Operating segments | Brazil | Towage Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0
Total other revenues	0	0
Operating segments | Brazil | Conventional Tanker Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers		0
Total other revenues		0
Operating segments | Netherlands | FPSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0
Total other revenues	0	0
Operating segments | Netherlands | Shuttle Tanker Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0
Total other revenues	0	0
Operating segments | Netherlands | FSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0
Total other revenues	0	0
Operating segments | Netherlands | UMS Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0
Total other revenues	0	0
Operating segments | Netherlands | Towage Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	45,991	74,726
Total other revenues	0	0
Operating segments | Netherlands | Conventional Tanker Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers		0
Total other revenues		0
Operating segments | Canada | FPSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0
Total other revenues	0	0
Operating segments | Canada | Shuttle Tanker Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	48,097	43,123
Total other revenues	62,269	54,053
Operating segments | Canada | FSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0
Total other revenues	0	0
Operating segments | Canada | UMS Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0
Total other revenues	0	0
Operating segments | Canada | Towage Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0
Total other revenues	0	0
Operating segments | Canada | Conventional Tanker Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers		0
Total other revenues		0
Operating segments | United Kingdom | FPSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	122,307	54,164
Total other revenues	5,786	12,639
Operating segments | United Kingdom | Shuttle Tanker Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	1,409	10,762
Total other revenues	3,098	25,172
Operating segments | United Kingdom | FSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0
Total other revenues	5,353	5,681
Operating segments | United Kingdom | UMS Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0
Total other revenues	0	0
Operating segments | United Kingdom | Towage Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0
Total other revenues	0	0
Operating segments | United Kingdom | Conventional Tanker Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers		0
Total other revenues		0
Operating segments | Australia | FPSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0
Total other revenues	0	0
Operating segments | Australia | Shuttle Tanker Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0
Total other revenues	0	0
Operating segments | Australia | FSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	5,157	14,137
Total other revenues	483	3,276
Operating segments | Australia | UMS Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0
Total other revenues	0	0
Operating segments | Australia | Towage Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0
Total other revenues	0	0
Operating segments | Australia | Conventional Tanker Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers		0
Total other revenues		0
Operating segments | Other | FPSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0
Total other revenues	0	0
Operating segments | Other | Shuttle Tanker Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0
Total other revenues	37,845	18,773
Operating segments | Other | FSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	7,474	8,015
Total other revenues	13,674	13,344
Operating segments | Other | UMS Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0
Total other revenues	0	0
Operating segments | Other | Towage Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0
Total other revenues	0	0
Operating segments | Other | Conventional Tanker Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers		7,972
Total other revenues		0
Eliminations
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	(5,564)
Total other revenues	0
Total revenues	(5,564)	$ 0
Eliminations | Norway
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0
Total other revenues	0
Eliminations | Brazil
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0
Total other revenues	0
Eliminations | Netherlands
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	(5,564)
Total other revenues	0
Eliminations | Canada
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0
Total other revenues	0
Eliminations | United Kingdom
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0
Total other revenues	0
Eliminations | Australia
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0
Total other revenues	0
Eliminations | Other
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0
Total other revenues	$ 0